Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,671,610)	$ (134,977,369)	$ (9,458,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubts accounts	108,617	(100,000)	7,369,797
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	312,991	417,184	166,045
NET CASH USED IN OPERATING ACTIVITIES	(12,791,300)	1,177,163	1,351,240
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs		195,884,024	139,339,849
NET CASH PROVIDED BY FINANCING ACTIVITIES	350,000	195,884,024	131,653,697
CASH-beginning of year	176,229,874	85,174,017
CASH-end of year	170,572	176,229,874	85,174,017
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	1,791	2,982	24,988
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(18,671,610)	(134,977,369)	(9,458,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubts accounts			5,795
Equity in loss of subsidiaries	17,440,450	134,688,784	7,336,654
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	309,062	417,267	502,018
NET CASH USED IN OPERATING ACTIVITIES	(922,097)	(871,318)	(1,614,326)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs		195,884,024	139,339,849
Collection from (loan to) subsidiaries	922,389	(195,012,706)	(137,727,716)
NET CASH PROVIDED BY FINANCING ACTIVITIES	922,389	871,318	1,612,133
NET INCREASE (DECREASE) IN CASH	292		(2,193)
CASH-beginning of year	2,279	2,279	4,472
CASH-end of year	2,571	2,279	2,279
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax		2,982	24,988
Cash paid for interest			$ 111,563